Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

On February 5, 2024, the Company issued stock options to officers, directors, and key consultants. The exercise price for the options is $1.95 and the maturity date in February 5, 2029. There were no grants of stock options during the year ended December 31, 2023. The following table shows stock option activity for the years ended December 31, 2024 and 2023:

					Weighted
				Weighted	Average
	Shares	Outstanding	Average	Remaining	Aggregate
	Available	Stock	Exercise	Contractual	Intrinsic
	for Grant	Awards	Price	Life (years)	Value
Outstanding at December 31, 2022	10,455	17,283	$8.20	3.4	$944,544
Granted	-	-	-	-
Exercised	-	-	-	-	-
Forfeited/cancelled	-	-	-	-	-
Outstanding at December 31, 2023	10,455	17,283	8.20	2.4	944,544
Granted	1,050,000	1,050,000	1.95	4.1
Exercised	(48,718)	(48,718)	1.95	-
Forfeited/cancelled (uncancelled)	-	-	-	-
Outstanding at December 31, 2024	1,011,737	1,018,565	$2.00	2.8	$944,544